Summary of significant accounting and reporting policies - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Sequans Communications Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%
Sequans Communications Inc.
Disclosure of subsidiaries [line items]
% equity interest	100.00%
Sequans Communications Ltd. Pte.
Disclosure of subsidiaries [line items]
% equity interest	100.00%
Sequans Communications Israel (2009) Ltd.
Disclosure of subsidiaries [line items]
% equity interest	100.00%